Derivative Financial Instruments and Hedging Activities - Schedule of Fair Value of Derivatives (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Non-Designated | Foreign currency forward contracts
Derivative [Line Items]
Notional	$ 406,600,000	$ 277,500,000
Cash Flow Hedging | Designated | Cross-currency interest rate swaps
Derivative [Line Items]
Notional	0
Cash Flow Hedging | Designated | Interest rate swaps
Derivative [Line Items]
Notional	1,800,000,000
Cash Flow Hedging | Designated | Interest rate caps
Derivative [Line Items]
Notional	0
Net Investment Hedging | Designated | Foreign currency net investment hedges
Derivative [Line Items]
Notional	0
Other non-current assets | Non-Designated | Foreign currency forward contracts
Derivative [Line Items]
Assets fair value	500,000	800,000
Other non-current assets | Cash Flow Hedging | Designated | Cross-currency interest rate swaps
Derivative [Line Items]
Assets fair value	0	7,100,000
Other non-current assets | Cash Flow Hedging | Designated | Interest rate swaps
Derivative [Line Items]
Assets fair value	0	500,000
Other non-current assets | Cash Flow Hedging | Designated | Interest rate caps
Derivative [Line Items]
Assets fair value	0	8,900,000
Other non-current assets | Net Investment Hedging | Designated | Foreign currency net investment hedges
Derivative [Line Items]
Assets fair value	0	0
Other non-current liabilities | Non-Designated | Foreign currency forward contracts
Derivative [Line Items]
Liabilities fair value	800,000	2,200,000
Other non-current liabilities | Cash Flow Hedging | Designated | Cross-currency interest rate swaps
Derivative [Line Items]
Liabilities fair value	0	400,000
Other non-current liabilities | Cash Flow Hedging | Designated | Interest rate swaps
Derivative [Line Items]
Liabilities fair value	25,100,000	0
Other non-current liabilities | Cash Flow Hedging | Designated | Interest rate caps
Derivative [Line Items]
Liabilities fair value	0	0
Other non-current liabilities | Net Investment Hedging | Designated | Foreign currency net investment hedges
Derivative [Line Items]
Liabilities fair value	$ 0	$ 700,000